Employee Benefits - Amounts Recognized in Consolidated Statements of Comprehensive Income (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Actual return on plan assets	₩ 39,518	₩ 31,023	₩ 30,422